Investment Properties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Opening balance		$ 30,655,214	$ 30,561,280
Additions		745,281
Sale of investment properties		(5,383,701)
Fair value adjustment (note 22)		(304,482)	93,934	$ 18,148
Ending balance		25,712,312	30,655,214
Commercial building [Member]
Statement Line Items [Line Items]
Opening balance		20,312,477	20,218,543
Additions
Sale of investment properties
Fair value adjustment (note 22)		(249,173)	93,934
Ending balance		20,063,304	20,312,477
Land [Member]
Statement Line Items [Line Items]
Opening balance	[1]	10,342,737	10,342,737
Additions	[1]	745,281
Sale of investment properties	[1]	(5,383,701)
Fair value adjustment (note 22)	[1]	(55,309)
Ending balance	[1]	$ 5,649,008	$ 10,342,737

[1]	Land amounting to USD 5,649,008 as at 31 December 2019 (2018: USD 10,342,737) is registered in the name of one of the Directors of the Group. The Group has obtained a proxy over this investment property (note 26).